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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [   ];  Amendment Number:
    This Amendment (Check only one): [   ] is a restatement.
                                     [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
----------------------------------------------------

Name:      Bradford Capital LLC
Address:   One Montgomery Street, Suite 3300
           San Francisco, CA 94104

Form 13F File Number: 28-06081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
----------------------------------------------------------

Name:      Timothy D. Rice
Title:     Senior Managing Member
Phone:     (415) 352-6232

Signature, Place, and Date of Signing:

/s/ Timothy D. Rice, San Francisco California, August 1, 2001
-------------------


Report Type (Check only one):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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Report Summary:

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        28

Form 13F Information Table Value Total:              $170,196,282

List of Other Included Managers:                             None

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                           FORM 13F INFORMATION TABLE

                                                                                                                          VOTING
                             TITLE OF                VALUE    SHRS OR          PUT/  INVESTMENT    OTHER                 AUTHORITY
NAME OF ISSUER                CLASS        CUSIP    X($1000)  PRN AMT  SH/PRN  CALL  DISCRETION   MANAGERS      SOLE    SHARED NONE
3COM CORP                      COM       885535104    7,786  1,639,200    SH             SOLE        N/A     1,639,200

Adelphia Communications      CLASS A       6848105   10,254    250,100    SH             SOLE        N/A       250,100

Agilent Technologies           COM         846U101   10,276    316,200    SH             SOLE        N/A       316,200

Altera Technologies            COM        21441100    5,510    190,000    SH             SOLE        N/A       190,000

AOL Timer Warner               COM         184A105    3,023     57,050    SH             SOLE        N/A        57,050

Ariba Inc                      COM        4033V104    2,771    503,900    SH             SOLE        N/A       503,900

Ascential Software Corp        COM        4362P108    3,891    666,300    SH             SOLE        N/A       666,300

AT&T CORP Wireless Group     Tracking      209A106    3,270    200,000    SH             SOLE        N/A       200,000
                              Stock

BEA Systems                    COM        73325102    3,946    128,500    SH             SOLE        N/A       128,500

Brocade Communications Sys     COM       111621108    4,363     99,200    SH             SOLE        N/A        99,200

Cadence Design Systems         COM       127387108    8,036    431,400    SH             SOLE        N/A       431,400

Checkpoint Software            COM       M22465104    5,082    100,500    SH             SOLE        N/A       100,500
Technologies

Cisco Systems                  COM       17275R102    4,186    230,000    SH             SOLE        N/A       230,000

Computer Associates Intl       COM       204912109    7,200    200,000    SH             SOLE        N/A       200,000

Convergys Corp                 COM       212485106    3,908    129,200    SH             SOLE        N/A       129,200

EBAY Inc                       COM       278642103    5,424     79,200    SH             SOLE        N/A        79,200

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
                                                                                                                          VOTING
                             TITLE OF                VALUE    SHRS OR          PUT/  INVESTMENT    OTHER                 AUTHORITY
NAME OF ISSUER                CLASS        CUSIP    X($1000)  PRN AMT  SH/PRN  CALL  DISCRETION   MANAGERS      SOLE    SHARED NONE
Flextronics Int. LTD           COM       Y2573F102    5,159    197,600    SH             SOLE        N/A       197,600

Intel Corp                     COM       458140100    7,748    264,900    SH             SOLE        N/A       264,900

Juniper Networks               COM       48203R104    3,694    118,800    SH             SOLE        N/A       118,800

Microsoft Corp                 COM       594918104    5,201     71,250    SH             SOLE        N/A        71,250

Motorola Inc                   COM       620076109   10,447    630,900    SH             SOLE        N/A       630,900

Nextel Communications        CLASS A     65332V103   12,787    730,700    SH             SOLE        N/A       730,700

Nokia Corp-ADR                 COM       654902204    2,418    109,000    SH             SOLE        N/A       109,000

Novellus Systems Inc           COM       670008101    3,935     69,300    SH             SOLE        N/A        69,300

Riverstone Networks            COM       769320102    4,117    207,000    SH             SOLE        N/A       207,000

SCI Systems                    COM       783890106   10,080    395,300    SH             SOLE        N/A       395,300

Siebel Systems                 COM       826170102    5,562    118,600    SH             SOLE        N/A       118,600

Triton PCS Holdings          CLASS A     89677M106   10,112    246,650    SH             SOLE        N/A       246,650

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